GENERAL - Narrative (Details) $ / shares in Units, $ in Thousands							1 Months Ended				5 Months Ended	6 Months Ended
	Jun. 28, 2023	Nov. 10, 2022 USD ($) vessel	Jun. 30, 2022 subsidiary shares	Feb. 25, 2022 vessel subsidiary	Feb. 17, 2022 USD ($)	Jan. 26, 2022 USD ($) $ / shares shares	Nov. 30, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Jan. 26, 2022 USD ($) vessel $ / shares shares		Jun. 30, 2022 USD ($) subsidiary shares	Dec. 31, 2024 vessel	Jun. 30, 2023 USD ($) vessel subsidiary	Dec. 31, 2022 subsidiary	Nov. 30, 2022 kr / shares shares
Ownership interests:
Financial Designation, Predecessor and Successor [Fixed List]									Predecessor		Successor
Number of vessels managed for third parties | vessel													18
Debt refinanced, number of subsidiaries | subsidiary													6
Debt guarantees, number of subsidiaries | subsidiary			2								2		2	2
Issuance of shares from private placement (in shares) | shares						398,990,000
Common shares, par value (in dollars per share) | $ / shares						$ 1	$ 1.00		$ 1
Common stock, shares authorized (in shares) | shares						400,000,000			400,000,000
Sale of stock, price per share | kr / shares															kr 130
Payments for asset acquisitions									$ 0	[1]	$ 218,276 [1]		$ 0
Common shares, shares outstanding (in shares) | shares							53,688,462								53,688,462
Quantum Crude Tankers Ltd.
Ownership interests:
Number of vessels owned | vessel													4
Liquified Natural Gas Carriers
Ownership interests:
Number of vessels owned | vessel													11
Modern Tri-Fuel Diesel Electric | Golar LNG Limited
Ownership interests:
Number of vessels owned | vessel													7
Modern Tri-Fuel Diesel Electric | Quantum Crude Tankers Ltd.
Ownership interests:
Number of vessels owned | vessel													2
Modern 2-Stroke | Quantum Crude Tankers Ltd.
Ownership interests:
Number of vessels owned | vessel													2
Vessel SPA And ManCo SPA
Ownership interests:
Purchase consideration													$ 346,200
Consideration, equity issued									127,900				127,900
Payments for asset acquisitions									211,700				211,700
ManCo SPA
Ownership interests:
Number of subsidiaries acquired | subsidiary			4
Purchase consideration									$ 6,600				6,600
Vessel SPA
Ownership interests:
Number of vessels acquired | vessel				8					8
Number of subsidiaries acquired | subsidiary				9
Number of subsidiaries acquired, owners of vessels | subsidiary				8
Purchase price per vessel									$ 145,000				$ 145,000
Purchase consideration									339,600
MSA Agreement
Ownership interests:
Number of vessels acquired | vessel		4
Purchase price per vessel		$ 234,000
Purchase consideration		662,800
Payments for asset acquisitions		$ 135,200
MSA Agreement | Scenario, Forecast
Ownership interests:
Number of vessels acquired | vessel												2
EPS | CoolCo
Ownership interests:
Equity method investment, ownership percentage								37.50%
Golar LNG Limited
Ownership interests:
Sale of stock, number of shares issued | shares							8,046,154
Consideration received on sale of stock							$ 100,000
Common shares, shares outstanding (in shares) | shares			1,010,000								1,010,000
Golar LNG Limited | CoolCo
Ownership interests:
Equity method investment, ownership percentage								31.30%
Private Placement
Ownership interests:
Sale of stock, number of shares issued | shares								27,500,000
Sale of stock, price per share | $ / shares								$ 10.00
Net proceeds from the issuance of equity								$ 275,000
Consideration received on sale of stock								$ 266,700
Second Private Placement
Ownership interests:
Issuance of shares from private placement (in shares) | shares							13,678,462
Net proceeds from the issuance of equity							$ 170,000
Consideration received on sale of stock							$ 166,000
Second Private Placement | EPS
Ownership interests:
Common shares, shares outstanding (in shares) | shares							10,789,728								10,789,728
Line of Credit | Senior Secured Sustainability Term Loan | Secured Overnight Financing Rate (SOFR)
Ownership interests:
Basis spread on debt					2.75%
Revolving Credit Facility | Line of Credit | Credit Facility Maturing January 2024
Ownership interests:
Maximum borrowing capacity						$ 25,000			$ 25,000
Interest rate						5.00%			5.00%
Commitment fee basis points						0.50%
Secured Debt | Line of Credit | Senior Secured Sustainability Term Loan
Ownership interests:
Debt instrument, face amount					$ 570,000
Secured Debt | Line of Credit | Senior Secured Sustainability Term Loan | Secured Overnight Financing Rate (SOFR)
Ownership interests:
Basis spread on debt	2.25%				2.75%

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.